Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets pledged as collateral [abstract]
Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.24	12.31.23
Deposits as Collateral	616,136,549	678,132,097
Special Accounts as Collateral—Argentine Central Bank	510,599,274	231,635,443
Forward Purchases of monetary regulatory instruments	484,955,732	110,554,459
Less: Allowances	(74,170)	(17,020)
Total	1,611,617,385	1,020,304,979